UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                --------------

Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)   [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management
             ------------------------------------
Address:     1320 Old Chain Bridge Road Suite 230
             ------------------------------------
             McLean, VA 22101
             ------------------------------------

Form 13F File Number:  28- 10324

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Robert Bryan Jacoboski
           ------------------------------------------
Title:     President
           ------------------------------------------
Phone:     703-748-1176
           ------------------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                McLean, VA                    May 2, 2003
----------------------                ----------                    -----------
      [Signature]                    [City, State]                     [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:       ZERO
                                         ------------

Form 13F Information Table Entry Total:  30
                                         ------------

Form 13F Information Table Value Total:  140,006
                                         ------------
                                         (thousands)

List of Other Included Managers:         NONE
                                         ------------

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

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7       Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other      Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----

ACUITY BRANDS              COM           00508Y102    4,161  309,400  SH     SOLE        N/A          309,400      0       0

ALTRIA GROUP INC.          COM           02209S103    3,185  106,300  SH     SOLE        N/A          106,300      0       0

ANTHEM INC                 COM           03674B104   13,230  199,700  SH     SOLE        N/A          199,700      0       0

CADIZ                      COM           127537108       41  388,200  SH     SOLE        N/A          388,200      0       0

CENDANT CORP               COM           151313103    6,833  538,000  SH     SOLE        N/A          538,000      0       0

CONSOLIDATED TOMOKA LD CO  COM           210226106      830   39,800  SH     SOLE        N/A           39,800      0       0

DURATEK INC                COM           26658Q102      396   39,770  SH     SOLE        N/A           39,770      0       0

FEDERAL NATL MTG ASSN      COM           313586109   11,528  176,400  SH     SOLE        N/A          176,400      0       0

FEDERAL HOME LN MTG CORP   COM           313400301   11,199  210,900  SH     SOLE        N/A          210,900      0       0

FRESH DEL MONTE            ORD           G36738105    6,265  410,800  SH     SOLE        N/A          410,800      0       0

GENERAL DYNAMICS           COM           369550108    5,507  100,000  SH     SOLE        N/A          100,000      0       0

JOS A BANK CLOTHIERS INC   COM           480838101    1,145   46,900  SH     SOLE        N/A           46,900      0       0

M D C HLDGS INC            COM           552676108    4,776  124,430  SH     SOLE        N/A          124,430      0       0

MIDAS GROUP INC            COM           595626102    1,514  207,400  SH     SOLE        N/A          207,400      0       0

NVR INC                    COM           62944T105      658    2,000  SH     SOLE        N/A            2,000      0       0

NOVEL DENIM HOLDINGS       ORD           G6674P109    1,067  428,600  SH     SOLE        N/A          428,600      0       0

PFIZER INC                 COM           717081103    4,275  137,200  SH     SOLE        N/A          137,200      0       0

PILGRIMS PRIDE CORP        CL A          721467207      155   28,100  SH     SOLE        N/A           28,100      0       0

SAFEWAY INC                COM NEW       786514208    6,359  335,900  SH     SOLE        N/A          335,900      0       0

SAUCONY INC                CL B          804120202    1,423  146,600  SH     SOLE        N/A          146,600      0       0

SEARS ROEBUCK & CO         COM           812387108   10,817  447,900  SH     SOLE        N/A          447,900      0       0

SKYWEST                    COM           830879102    6,388  618,400  SH     SOLE        N/A          618,400      0       0

SLM CORP                   COM           78442P106      555    5,000  SH     SOLE        N/A            5,000      0       0

STUDENT LN CORP            COM           863902102    3,601   36,900  SH     SOLE        N/A           36,900      0       0

STANDARD COML CORP         COM           853258101    5,427  345,900  SH     SOLE        N/A          345,900      0       0

TRIARC COS INC             CL A          895927101    9,656  346,700  SH     SOLE        N/A          346,700      0       0

UNIVERSAL CORP VA          COM           913456109    3,987  105,600  SH     SOLE        N/A          105,600      0       0

VALUE LINE INC             COM           920437100      277    6,000  SH     SOLE        N/A            6,000      0       0

WASHINGTON GROUP           COM           938862208    8,058  459,400  SH     SOLE        N/A          459,400      0       0

WELLCHOICE                 COM           949475107    6,694  317,100  SH     SOLE        N/A          317,100      0       0

                               ----------------------------
                               TOTAL MARKET VALUE   140,006
                               ----------------------------